COMMITMENTS AND CONTINGENCIES (Narrative) (Details)			1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 03, 2019 ft²	Jun. 01, 2018 ft²	May 01, 2016 ft²	Jun. 30, 2020 USD ($) ft²	Dec. 31, 2019 USD ($) ft²	Dec. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	May 01, 2017
Rental expense					$ 12,104	$ 9,485
Annual escalation percentage		3.00%						3.00%
Software maintenance fees					300,000
Delinquent payroll tax payable					115,111
Payment of accrued late fee					37,210
Monthly payroll installment agreement amount							$ 15,000
Monthly lease payment					$ 22,859
Area of lease | ft²	10,203	4,400	8,308	14,603	14,603
Right-of-use model (ROU) asset				$ 316,726	$ 430,146
Operating lease liability - current				252,907	239,688
Operating lease liability - long term				74,713	202,797
Right-of-use model (ROU) asset				316,726	644,245
Operating lease liability				327,620	442,485
Payroll taxes payable				10,730	115,111	317,573
Long-term debt and payables				$ 0	37,210
Minimum [Member]
Area of lease | ft²	8,308
Maximum [Member]
Area of lease | ft²	10,203
Jacksonville, Florida [Member]
Rental expense					$ 262,710	$ 209,389
Area of lease | ft²					12,708
Jacksonville, Florida [Member] | Minimum [Member]
Area of lease | ft²		4,400